Basis of Presentation	3 Months Ended
Nov. 30, 2017
Basis of Presentation [Text Block]
1.	Basis of Presentation

The unaudited interim consolidated financial statements for the three months ended November 30, 2017 included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with United States generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments considered necessary for a fair presentation have been included.

These unaudited interim consolidated financial statements should be read in conjunction with the August 31, 2017 audited annual financial statements and notes thereto.